LONG-TERM LOAN (Tables)	6 Months Ended
Jun. 30, 2025
LONG-TERM LOAN
Schedule of long-term debt

	As of
	December 31, 2024	June 30, 2025
Financial liabilities	$1,570,298	$2,961,430
Less: current portions	(867,772)	(2,033,259)
Long-term Financial liabilities	702,526	928,171
Long-term Bank borrowings	2,740,000	5,444,400
Less: Long-term Bank borrowings – current portions	—	(558,400)
Total long-term loan	$3,442,526	$5,814,171

Schedule of long-term bank loans

		Guarantors/	Effective	Issuance	Expiration	Amount-
Lender	Company	Collateral	Interest Rate	Date	Date	RMB	Amount-US$
Bank of China	Baide Suzhou	Nanjing Changcheng/ Baide capital	3.10%	December 18, 2024	December 17, 2027	19,000,000	2,652,400
SPD Bank	Baide Suzhou	N/A	2.90%	March 31,2025	March 30,2028	10,000,000	1,396,000
SPD Bank	Baide Suzhou	N/A	2.90%	April 14,2025	March 30,2028	10,000,000	1,396,000

Schedule of long-term debt maturities

Future loan payments under long-term loan as of June 30, 2025 were as follows:

Years ending December 31,
2025 Financial liabilities payment	$1,095,552
2026 Financial liabilities payment	1,942,021
2027 Financial liabilities payment	99,574
Total Financial liabilities payments	$3,137,147
Less: Financial liabilities imputed interest	(175,717)
Total Financial liabilities payment	$2,961,430
Less: Financial liabilities - long term portions	(928,171)
Financial liabilities payment – current portions	$2,033,259
2025 Long-term Bank borrowings repayment	$279,200
2026 Long-term Bank borrowings repayment	698,000
2027 Long-term Bank borrowings repayment	3,490,000
2028 Long-term Bank borrowings repayment	977,200
Total Long-term Bank borrowings	$5,444,400
Less: Long-term Bank borrowings - long term portions	(4,886,000)
Long-term Bank borrowings – current portions	$558,400